LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Supplement Dated July 28, 2021 to the Summary Prospectus and Statutory Prospectus dated May 1, 2021

This Supplement updates certain information in the Summary Prospectus and Statutory Prospectus for the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus or Statutory Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Lindsey Houghton, in the Summary Prospectus and Statutory Prospectus, are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Supplement Dated July 28, 2021 to the Statement of Additional Information dated May 1, 2021

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Funds”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Lindsey Houghton, in the SAI, are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE